EMPLOYEE POST-RETIREMENT BENEFITS - Cash Payments, Changes and Balance Sheet Presentation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee post-retirement benefits
Expected average remaining life expectancy of former employees over which past service costs are amortized	12 years	11 years	11 years
Expense for savings plan and DC Plans	$ 64,000,000	$ 58,000,000	$ 58,000,000
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Savings and DC Plans	64,000,000	58,000,000	58,000,000
Total cash contributions	150,000,000	171,000,000	$ 191,000,000
Gain (loss) due to settlement		81,000,000
Net periodic benefit cost, settlement charge		18,000,000
Change in Plan Assets
Plan assets at fair value – beginning of year	4,576,000,000
Plan assets at fair value – end of year	3,835,000,000	4,576,000,000
Amounts recognized in the Balance Sheet
Other long-term assets (Note 15)	563,000,000	312,000,000
Other long-term liabilities (Note 18)	(111,000,000)	$ (174,000,000)
Company's expected funding contributions for savings plan and DC Plans	$ 69,000,000
Pension Benefit Plans
Employee post-retirement benefits
Consecutive period of employment for highest average earnings	3 years
Expected average remaining service life of employees over which past service costs are amortized	9 years	10 years	9 years
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
DB Plans and Other post-retirement benefit plans	$ 78,000,000	$ 105,000,000	$ 124,000,000
Total amount outstanding under letters of credit	0	20,000,000
Settlement gain (loss), before tax	(2,000,000)	(2,000,000)	0
Curtailment gain	0	5,000,000	0
Net benefit cost recognized	51,000,000	99,000,000	104,000,000
Change in Benefit Obligation
Benefit obligation – beginning of year	4,027,000,000	4,326,000,000
Service cost	145,000,000	171,000,000	155,000,000
Interest cost	125,000,000	119,000,000	133,000,000
Employee contributions	6,000,000	6,000,000
Benefits paid	(324,000,000)	(372,000,000)
Actuarial gain	(949,000,000)	(208,000,000)
Curtailment	0	(5,000,000)
Foreign exchange rate changes	51,000,000	(10,000,000)
Benefit obligation – end of year	3,081,000,000	4,027,000,000	4,326,000,000
Change in Plan Assets
Plan assets at fair value – beginning of year	4,145,000,000	4,038,000,000
Actual return on plan assets	(483,000,000)	376,000,000
Employer contributions	78,000,000	105,000,000
Employee contributions	6,000,000	6,000,000
Benefits paid	(324,000,000)	(372,000,000)
Foreign exchange rate changes	59,000,000	(8,000,000)
Plan assets at fair value – end of year	3,481,000,000	4,145,000,000	4,038,000,000
Funded Status – Plan Surplus	$ 400,000,000	$ 118,000,000
Discount rate	5.15%	3.05%
Amounts recognized in the Balance Sheet
Other long-term assets (Note 15)	$ 400,000,000	$ 119,000,000
Accounts payable and other	0	0
Other long-term liabilities (Note 18)	0	(1,000,000)
Net	400,000,000	118,000,000
Company's expected funding contributions	32,000,000
Other Post-Retirement Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
DB Plans and Other post-retirement benefit plans	8,000,000	8,000,000	9,000,000
Settlement gain (loss), before tax	0	0	0
Curtailment gain	0	0	0
Net benefit cost recognized	6,000,000	9,000,000	10,000,000
Change in Benefit Obligation
Benefit obligation – beginning of year	419,000,000	457,000,000
Service cost	5,000,000	6,000,000	6,000,000
Interest cost	13,000,000	12,000,000	14,000,000
Employee contributions	2,000,000	1,000,000
Benefits paid	(24,000,000)	(21,000,000)
Actuarial gain	(120,000,000)	(35,000,000)
Curtailment	0	3,000,000
Foreign exchange rate changes	15,000,000	(4,000,000)
Benefit obligation – end of year	310,000,000	419,000,000	457,000,000
Change in Plan Assets
Plan assets at fair value – beginning of year	431,000,000	441,000,000
Actual return on plan assets	(89,000,000)	5,000,000
Employer contributions	8,000,000	8,000,000
Employee contributions	2,000,000	1,000,000
Benefits paid	(24,000,000)	(21,000,000)
Foreign exchange rate changes	26,000,000	(3,000,000)
Plan assets at fair value – end of year	354,000,000	431,000,000	441,000,000
Funded Status – Plan Surplus	$ 44,000,000	$ 12,000,000
Discount rate	5.45%	3.10%
Amounts recognized in the Balance Sheet
Other long-term assets (Note 15)	$ 163,000,000	$ 193,000,000
Accounts payable and other	(8,000,000)	(8,000,000)
Other long-term liabilities (Note 18)	(111,000,000)	(173,000,000)
Net	44,000,000	12,000,000
Company's expected funding contributions	6,000,000
Canadian | Pension Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Letter of credit to the DB Plan	0	20,000,000	$ 13,000,000
Total amount outstanding under letters of credit	$ 322,000,000
United States | Pension Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Settlement gain (loss), before tax		2,000,000
Curtailment gain		5,000,000
United States | Other Post-Retirement Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Settlement gain (loss), before tax		3,000,000
Curtailment gain		3,000,000
Net benefit cost recognized		$ 0